Inventories (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
HZO, Inc. and Subsidiaries
Inventories
Schedule of inventories

	As of	As of
	March 31,	December 31,
	2026	2025
Raw materials	$983,947	$1,090,884
Work in progress	20,267	57,308
Finished goods	1,375	1,354
	1,005,589	1,149,546
Less reserve for obsolescence	(223,041)	(218,229)
Total inventories	$782,548	$931,317

	2025	2024
Raw materials	$1,090,884	$830,121
Work in progress	57,308	1,838
Finished goods	1,354	—

	1,149,546	831,959
Less reserve for obsolescence	(218,229)	(229,230)
Total inventories	$931,317	$602,729